Statement of Compliance - Summary of Carrying Amount of Lease Liabilities (Detail) - IFRS 16 [member] ₩ in Millions	Jan. 01, 2019 KRW (₩)
Disclosure detail of carrying amount of lease liabilities [line items]
Operating lease commitments as of December 31, 2018	₩ 913,630
Operating lease commitments not recognized as lease liabilities:
- Leases of low-value assets	(50,364)
- Leases with less than 12 months of lease term at transition	(17,635)
Operating lease commitments recognized as lease liabilities	845,631
Amount discounted using the ,incremental borrowing rate as of January 1, 2019	677,370
Finance lease liabilities recognized as of December 31, 2018	94,754
Lease liabilities as of January 1, 2019, the date of initial application	₩ 772,124